Prospectus

The Consumer Discretionary Select Sector SPDR® Fund (XLY)

The Consumer Staples Select Sector SPDR® Fund (XLP)

The Energy Select Sector SPDR® Fund (XLE)

The Financial Select Sector SPDR® Fund (XLF)

The Health Care Select Sector SPDR® Fund (XLV)

The Industrial Select Sector SPDR® Fund (XLI)

The Materials Select Sector SPDR® Fund (XLB)

The Technology Select Sector SPDR® Fund (XLK)

The Utilities Select Sector SPDR® Fund (XLU)

Principal U.S. Listing Exchange for each Select Sector SPDR® Fund: NYSE Arca, Inc.

January 31, 2011

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Shares in the Funds are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government, nor are Shares deposits or obligations of any bank. Such Shares in the Funds involve investment risks, including the loss of principal.

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Investment Objective
The Consumer Discretionary Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Consumer Discretionary Select Sector Index (the “Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.05%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.20%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$20	$64	$113	$255

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.29% of the average value of its portfolio.

The Fund’s Principal Investment Strategy
In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: media; retail (specialty, multiline, internet & catalog); hotels, restaurants & leisure; textiles, apparel & luxury goods; household durables; automobiles; auto components; distributors; leisure equipment & products; and diversified consumer services. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2010, the Index was comprised of 80 stocks.

The Index is sponsored by the Index Provider and compiled by Merrill, Lynch Pierce Fenner & Smith, Inc. (the “Index Compilation Agent” or “Merrill Lynch”).

Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Consumer Discretionary Sector Risk: The Fund’s assets will be concentrated in the consumer discretionary sector, which means the Fund will be more affected by the performance of the consumer discretionary sector than a fund that was more diversified. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.

Annual Total Return (years ended 12/31)

Highest Quarterly Return: 24.72% (Q4, 2001)
Lowest Quarterly Return: -22.81% (Q4, 2008)

Average Annual Total Returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Prior to June 21, 2002, the Fund’s investment strategy sought to track the performance of the Cyclical/Transportation Select Sector Index (the predecessor to the Fund’s underlying index). Performance of the Fund and Index prior to June 21, 2002 is therefore based on the Fund’s investment strategy to track the prior index.

	One	Five	Ten
	Year	Years	Years

Return Before Taxes	27.39%	4.20%	5.02%
Return After Taxes on Distributions	27.12%	3.97%	4.81%
Return After Taxes on Distributions and Sale of Fund Shares	18.12%	3.55%	4.31%
The Consumer Discretionary Select Sector Index	27.85%	4.35%	5.23%
(Index returns reflect no deduction for fees, expenses or taxes)

Portfolio Management

Investment Adviser
SSgA FM serves as the investment adviser to the Fund.

Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake, Mike Feehily and John Tucker.

Lynn Blake, CFA, is a Senior Managing Director of the Adviser. She joined the Adviser in 1987.

Mike Feehily, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

John Tucker, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 55 of this Prospectus.

Investment Objective
The Consumer Staples Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Consumer Staples Select Sector Index (the “Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.05%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.20%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$20	$64	$113	$255

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.07% of the average value of its portfolio.

The Fund’s Principal Investment Strategy
In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: food & staples retailing; household products; food products; beverages; tobacco; and personal products. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2010, the Index was comprised of 41 stocks.

The Index is sponsored by the Index Provider and compiled by Merrill, Lynch Pierce Fenner & Smith, Inc. (the “Index Compilation Agent” or “Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Consumer Staples Sector Risk: The Fund’s assets will be concentrated in the consumer staples sector, which means the Fund will be more affected by the performance of the consumer staples sector than a fund that was more diversified. Companies in the Index are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal products companies may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and international economy, interest rates, competition and consumer confidence and spending.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.

Annual Total Return (years ended 12/31)

Highest Quarterly Return: 11.46% (Q3, 2009)
Lowest Quarterly Return: -14.12% (Q2, 2002)

Average Annual Total Returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

	One	Five	Ten
	Year	Years	Years

Return Before Taxes	13.86%	7.32%	2.36%
Return After Taxes on Distributions	13.40%	6.92%	1.96%
Return After Taxes on Distributions and Sale of Fund Shares	9.57%	6.28%	1.89%
The Consumer Staples Select Sector Index	14.10%	7.60%	2.62%
(Index returns reflect no deduction for fees, expenses or taxes)

Portfolio Management

Investment Adviser
SSgA FM serves as the investment adviser to the Fund.

Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake, Mike Feehily and John Tucker.

Lynn Blake, CFA, is a Senior Managing Director of the Adviser. She joined the Adviser in 1987.

Mike Feehily, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

John Tucker, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 55 of this Prospectus.

Investment Objective
The Energy Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Energy Select Sector Index (the “Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.05%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.20%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$20	$64	$113	$255

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.68% of the average value of its portfolio.

The Fund’s Principal Investment Strategy
In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: oil, gas & consumable fuels; and energy equipment & services. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2010, the Index was comprised of 40 stocks.

The Index is sponsored by the Index Provider and compiled by Merrill, Lynch Pierce Fenner & Smith, Inc. (the “Index Compilation Agent” or “Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Energy Sector Risk: The Fund’s assets will be concentrated in the energy sector, which means the Fund will be more affected by the performance of the energy sector than a fund that was more diversified. Energy companies in the Index develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund’s performance.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.

Annual Total Return (years ended 12/31)

Highest Quarterly Return: 22.12% (Q4, 2010)
Lowest Quarterly Return: -27.52% (Q3, 2008)

Average Annual Total Returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

	One	Five	Ten
	Year	Years	Years

Return Before Taxes	21.72%	7.88%	9.17%
Return After Taxes on Distributions	21.41%	7.64%	8.81%
Return After Taxes on Distributions and Sale of Fund Shares	14.44%	6.79%	7.97%
The Energy Select Sector Index	21.97%	8.12%	9.46%
(Index returns reflect no deduction for fees, expenses or taxes)

Portfolio Management

Investment Adviser
SSgA FM serves as the investment adviser to the Fund.

Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake, Mike Feehily and John Tucker.

Lynn Blake, CFA, is a Senior Managing Director of the Adviser. She joined the Adviser in 1987.

Mike Feehily, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

John Tucker, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 55 of this Prospectus.

Investment Objective
The Financial Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Financial Select Sector Index (the “Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.05%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.20%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$20	$64	$113	$255

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.57% of the average value of its portfolio.

The Fund’s Principal Investment Strategy
In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: diversified financial services; insurance; commercial banks; capital markets; real estate investment trusts (“REITs”); consumer finance; thrifts & mortgage finance; and real estate management & development. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2010, the Index was comprised of 81 stocks.

The Index is sponsored by the Index Provider and compiled by Merrill, Lynch Pierce Fenner & Smith, Inc. (the “Index Compilation Agent” or “Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation

Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Financial Sector Risk: The Fund’s assets will be concentrated in the financial sector, which means the Fund will be more affected by the performance of the financial sector than a fund that was more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.

Annual Total Return (years ended 12/31)

Highest Quarterly Return: 35.82% (Q2, 2009)
Lowest Quarterly Return: -36.84% (Q4, 2008)

Average Annual Total Returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

	One	Five	Ten
	Year	Years	Years

Return Before Taxes	11.98%	-10.67%	-3.86%
Return After Taxes on Distributions	11.76%	-11.11%	-4.32%
Return After Taxes on Distributions and Sale of Fund Shares	7.95%	-8.74%	-3.22%
The Financial Select Sector Index	12.18%	-10.60%	-3.69%
(Index returns reflect no deduction for fees, expenses or taxes)

Portfolio Management

Investment Adviser
SSgA FM serves as the investment adviser to the Fund.

Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake, Mike Feehily and John Tucker.

Lynn Blake, CFA, is a Senior Managing Director of the Adviser. She joined the Adviser in 1987.

Mike Feehily, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

John Tucker, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 55 of this Prospectus.

Investment Objective
The Health Care Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Health Care Select Sector Index (the “Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.05%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.20%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$20	$64	$113	$255

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.38% of the average value of its portfolio.

The Fund’s Principal Investment Strategy
In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: pharmaceuticals; health care equipment & supplies; health care providers & services; biotechnology; life sciences tools & services; and health care technology. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2010, the Index was comprised of 51 stocks.

The Index is sponsored by the Index Provider and compiled by Merrill, Lynch Pierce Fenner & Smith, Inc. (the “Index Compilation Agent” or “Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation

Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Health Care Sector Risk: The Fund’s assets will be concentrated in the health care sector, which means the Fund will be more affected by the performance of the health care sector than a fund that was more diversified. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure and an increased emphasis on outpatient services. Companies in the health care sector are heavily dependent on patent protection. The process of obtaining patent approval can be long and costly. The expiration of patents may adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. Companies in the health care industry are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Additionally, the profitability of some health care companies may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.

Annual Total Return (years ended 12/31)

Highest Quarterly Return: 15.65% (Q4, 2001)
Lowest Quarterly Return: -20.25% (Q3, 2001)

Average Annual Total Returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Prior to June 21, 2002, the Fund’s investment strategy sought to track the performance of the Consumer Services Select Sector Index (the predecessor to the Fund’s underlying index). Performance of the Fund and Index prior to June 21, 2002 is therefore based on the Fund’s investment strategy to track the prior index.

	One	Five	Ten
	Year	Years	Years

Return Before Taxes	2.92%	1.65%	2.81%
Return After Taxes on Distributions	2.63%	1.38%	2.58%
Return After Taxes on Distributions and Sale of Fund Shares	2.27%	1.39%	2.39%
The Health Care Select Sector Index	3.10%	1.82%	3.04%
(Index returns reflect no deduction for fees, expenses or taxes)

Portfolio Management

Investment Adviser
SSgA FM serves as the investment adviser to the Fund.

Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake, Mike Feehily and John Tucker.

Lynn Blake, CFA, is a Senior Managing Director of the Adviser. She joined the Adviser in 1987.

Mike Feehily, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

John Tucker, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 55 of this Prospectus.

Investment Objective
The Industrial Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Industrial Select Sector Index (the “Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.05%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.20%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$20	$64	$113	$255

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.82% of the average value of its portfolio.

The Fund’s Principal Investment Strategy
In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: aerospace & defense; industrial conglomerates; machinery; road & rail; air freight & logistics; commercial services & supplies; professional services; electrical equipment; construction & engineering; trading companies & distributors; airlines; and building products. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2010, the Index was comprised of 58 stocks.

The Index is sponsored by the Index Provider and compiled by Merrill, Lynch Pierce Fenner & Smith, Inc. (the “Index Compilation Agent” or “Merrill Lynch”).

Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Industrial Sector Risk: The Fund’s assets will be concentrated in the industrial sector, which means the Fund will be more affected by the performance of the industrial sector than a fund that was more diversified. Stock prices for the types of companies included in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events and economic conditions will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.

Annual Total Return (years ended 12/31)

Highest Quarterly Return: 20.98% (Q3, 2009)
Lowest Quarterly Return: -23.21% (Q4, 2008)

Average Annual Total Returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

	One	Five	Ten
	Year	Years	Years

Return Before Taxes	27.65%	4.23%	2.88%
Return After Taxes on Distributions	27.24%	3.89%	2.53%
Return After Taxes on Distributions and Sale of Fund Shares	18.32%	3.57%	2.36%
The Industrial Select Sector Index	27.98%	4.41%	3.12%
(Index returns reflect no deduction for fees, expenses or taxes)

Portfolio Management

Investment Adviser
SSgA FM serves as the investment adviser to the Fund.

Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake, Mike Feehily and John Tucker.

Lynn Blake, CFA, is a Senior Managing Director of the Adviser. She joined the Adviser in 1987.

Mike Feehily, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

John Tucker, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 55 of this Prospectus.

Investment Objective
The Materials Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Materials Select Sector Index (the “Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.05%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.20%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$20	$64	$113	$255

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.98% of the average value of its portfolio.

The Fund’s Principal Investment Strategy
In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: chemicals; metals & mining; paper & forest products; containers & packaging; and construction materials. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2010, the Index was comprised of 30 stocks.

The Index is sponsored by the Index Provider and compiled by Merrill, Lynch Pierce Fenner & Smith, Inc. (the “Index Compilation Agent” or “Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Materials Sector Risk: The Fund’s assets will be concentrated in the materials sector, which means the Fund will be more affected by the performance of the materials sector than a fund that was more diversified. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels, which are influenced by an individual company’s profitability and broader factors such as interest rates and cross-border competition. The basic industries sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.

Annual Total Return (years ended 12/31)

Highest Quarterly Return: 23.09% (Q4, 2003)
Lowest Quarterly Return: -30.50% (Q4, 2008)

Average Annual Total Returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

	One	Five	Ten
	Year	Years	Years

Return Before Taxes	20.40%	7.64%	8.52%
Return After Taxes on Distributions	19.72%	7.19%	8.01%
Return After Taxes on Distributions and Sale of Fund Shares	13.87%	6.51%	7.33%
The Materials Select Sector Index	20.83%	7.80%	8.81%
(Index returns reflect no deduction for fees, expenses or taxes)

Portfolio Management

Investment Adviser
SSgA FM serves as the investment adviser to the Fund.

Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake, Mike Feehily and John Tucker.

Lynn Blake, CFA, is a Senior Managing Director of the Adviser. She joined the Adviser in 1987.

Mike Feehily, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

John Tucker, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 55 of this Prospectus.

Investment Objective
The Technology Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Technology Select Sector Index (the “Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.05%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.20%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$20	$64	$113	$255

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.77% of the average value of its portfolio.

The Fund’s Principal Investment Strategy
In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: computers & peripherals; software; diversified telecommunication services; communications equipment; semiconductors & semiconductor equipment; internet software & services; IT services; electronic equipment, instruments & components; wireless telecommunication services; and office electronics. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2010, the Index was comprised of 85 stocks.

The Index is sponsored by the Index Provider and compiled by Merrill, Lynch Pierce Fenner & Smith, Inc. (the “Index Compilation Agent” or “Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Technology Sector Risk: The Fund’s assets will be concentrated in the technology sector, which means the Fund will be more affected by the performance of the technology sector than a fund that was more diversified. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.

Annual Total Return (years ended 12/31)

Highest Quarterly Return: 25.85% (Q4, 2001)
Lowest Quarterly Return: -31.13% (Q3, 2001)

Average Annual Total Returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

	One	Five	Ten
	Year	Years	Years

Return Before Taxes	11.62%	4.99%	-1.23%
Return After Taxes on Distributions	11.38%	4.81%	-1.37%
Return After Taxes on Distributions and Sale of Fund Shares	7.82%	4.27%	-1.06%
The Technology Select Sector Index	11.87%	5.17%	-1.02%
(Index returns reflect no deduction for fees, expenses or taxes)

Portfolio Management

Investment Adviser
SSgA FM serves as the investment adviser to the Fund.

Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake, Mike Feehily and John Tucker.

Lynn Blake, CFA, is a Senior Managing Director of the Adviser. She joined the Adviser in 1987.

Mike Feehily, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

John Tucker, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 55 of this Prospectus.

Investment Objective
The Utilities Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Utilities Select Sector Index (the “Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.05%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.20%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$20	$64	$113	$255

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.84% of the average value of its portfolio.

The Fund’s Principal Investment Strategy
In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: electric utilities; multi-utilities; independent power producers & energy traders; and gas utilities. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2010, the Index was comprised of 34 stocks.

The Index is sponsored by the Index Provider and compiled by Merrill, Lynch Pierce Fenner & Smith, Inc. (the “Index Compilation Agent” or “Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Utilities Sector Risk: The Fund’s assets will be concentrated in the utilities sector, which means the Fund will be more affected by the performance of the utilities sector than a fund that was more diversified. The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.

Annual Total Return (years ended 12/31)

Highest Quarterly Return: 21.19% (Q2, 2003)
Lowest Quarterly Return: -22.46% (Q3, 2002)

Average Annual Total Returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

	One	Five	Ten
	Year	Years	Years

Return Before Taxes	5.27%	3.62%	3.08%
Return After Taxes on Distributions	4.61%	3.04%	2.34%
Return After Taxes on Distributions and Sale of Fund Shares	4.23%	3.08%	2.38%
The Utilities Select Sector Index	5.48%	3.82%	3.34%
(Index returns reflect no deduction for fees, expenses or taxes)

Portfolio Management

Investment Adviser
SSgA FM serves as the investment adviser to the Fund.

Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake, Mike Feehily and John Tucker.

Lynn Blake, CFA, is a Senior Managing Director of the Adviser. She joined the Adviser in 1987.

Mike Feehily, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

John Tucker, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 55 of this Prospectus.

SUMMARY INFORMATION ABOUT PURCHASES,
SALES AND TAXES

PURCHASE AND SALE INFORMATION
A Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 50,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund’s benchmark Index.

Individual shares of a Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks (“ECNs”) and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
Each Fund intends to make distributions that may be taxed as ordinary income or capital gains.

ADDITIONAL STRATEGIES

General. The Adviser seeks to track the performance of a Fund’s Index as closely as possible (i.e., obtain a high degree of correlation with the Index). A number of factors may affect a Fund’s ability to achieve a high correlation with its Index, and there can be no guarantee that a Fund will achieve a high degree of correlation.

Under various circumstances where it may not be possible or practical to purchase all of the securities in the benchmark Index for a Fund, or amounts of such securities in proportion to their weighting in the Index, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Fund but not the Index), the Adviser will utilize a sampling strategy. Sampling means that the Adviser uses quantitative analysis to select securities, including securities in the Index, outside of the Index and derivatives, that have a similar investment profile as the relevant Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization, and other financial characteristics of securities. The quantity of holdings in each Fund will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from each Index. The Adviser may sell securities that are represented in an Index, or purchase securities that are not yet represented in an Index, in anticipation of their removal from or addition to an Index. Further, the Adviser may choose to overweight securities in an Index, purchase or sell securities not in an Index, or utilize various combinations of other available techniques, in seeking to track an Index.

The Board of Trustees of the Trust (the “Board”) may change a Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated in this Prospectus or in the Statement of Additional Information (the “SAI”). The Board may not change a Fund’s investment objective without shareholder approval.

Certain Other Investments. Each Fund may invest in equity securities that are not included in that Fund’s Index, convertible securities, variable rate demand notes, commercial paper, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index), swaps and in options and futures contracts. Swaps, options and futures contracts, convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its Index and in managing cash flows.

Temporary Defensive Positions. In certain situations or market conditions, a Fund may temporarily depart from its normal investment policies and strategies provided that the alternative is consistent with the Fund’s investment objective and is in the best interest of the Fund. For example, a Fund may invest beyond the normal limits in derivatives to maintain exposure to its Index if it is unable to invest directly in a component security.

Borrowing Money. Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Lending Securities. Each Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through its securities lending agent, State Street Bank and Trust Company (“Lending Agent”), to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities, however a Fund may call loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Security loans may be terminated at any time by a Fund.

ADDITIONAL RISK INFORMATION

The following section provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund Summaries along with additional risk information. Risk information is applicable to all Funds unless otherwise noted.

Principal Risks
Market Risk: An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Additional Risks
Trading Issues. Although the shares of the Funds (“Shares”) are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

Fluctuation of Net Asset Value. The net asset value of the Shares will generally fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in a Fund’s net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the relevant Index trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the net asset value of the Shares during periods of market volatility. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to a Fund’s net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund’s net asset value. If an investor purchases Shares at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the Shares, then the investor may sustain losses.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if a Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Lending of Securities. Although the Funds are indemnified by the Lending Agent for losses incurred in connection with a borrower’s default with respect to a loan, the Funds bear the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, a Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned.

Concentration. A Fund’s assets will be concentrated in an industry or group of industries to the extent that the Fund’s underlying Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, a Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Money Market Fund Investments. Although money market funds generally seek to preserve the value of their shares at $1.00 per share, it is possible that a Fund could lose money by investing in a money market fund. Investments in money market funds have traditionally not been and currently are not federally insured.

Investment Style Risk: A Fund may invest in companies that fall within a particular investment style from time to time. Risks associated with these types of companies are set forth below:

Large Cap Risk: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Mid Cap Risk: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Derivatives. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Each Fund may invest in futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Continuous Offering. The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur.

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus or summary prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended (“1940 Act”).

MANAGEMENT

Adviser. SSgA Funds Management, Inc. serves as the investment adviser to each Fund and, subject to the supervision of the Board, is responsible for the investment management of the Funds. The Adviser provides an investment management program for each Fund and manages the investment of the Funds’ assets. The Adviser and other affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. As of December 31, 2010, the Adviser managed approximately $200.80 billion in assets and SSgA managed approximately $2.01 trillion in assets. The Adviser’s principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

For the services provided to each Fund under the Investment Advisory Agreement, for the fiscal year ended September 30, 2010, each Fund paid the Adviser a fee accrued daily and paid monthly based on the Trust’s average daily net assets at the following annual rates: 0.05% of the first $12.5 billion of average daily net assets of the Trust and 0.04% thereafter. Accordingly, for the fiscal year ended September 30, 2010, the fee pursuant to the Investment Advisory Agreement with respect to each Fund was equivalent to an effective rate of 0.044% of the Fund’s average daily net assets. Effective February 1, 2011, each Fund pays the Adviser a fee accrued daily and payable monthly based on the Trust’s average daily net assets at the following annual rates: 0.05% of the first $12.5 billion of average daily net assets of the Trust, 0.04% of the next $17.5 billion of average daily net assets of the Trust, 0.035% of the next $20.0 billion of average daily net assets of the Trust, and 0.03% thereafter. The advisory fee is allocated pro rata to each Fund based upon the relative net assets of each Fund. From time to time, the Adviser may waive all or a portion of its fee, although it does not currently intend to do so.

A discussion regarding the Board’s consideration of the Investment Advisory Agreement can be found in the Trust’s Semi-Annual Report to Shareholders for the period ended March 31, 2010.

Portfolio Managers. The Adviser manages the Funds using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within each team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within SSgA.

Each portfolio management team is overseen by the SSgA Investment Committee.

The professionals primarily responsible for the day-to-day management of each Fund are Lynn Blake, Mike Feehily and John Tucker.

Lynn Blake
Ms. Blake, CFA, is a Senior Managing Director of SSgA and the Adviser and Chief Investment Officer of Passive Equities in the Global Structured Products Group. She joined the firm in 1987 and oversees a team of over 60 portfolio managers globally and over 1,000 portfolios with assets in excess of $750 billion. In addition, Ms. Blake Co-Chairs the SSgA Fiduciary Committee and is a member of the North American Product Development Committee, the IT Steering Committee and the Senior Management Group. Prior to Ms. Blake’s current role, she was Head of Non-U.S. Markets of passive equities, responsible for overseeing the management of all non-U.S. equity index strategies as well as serving as portfolio manager for several equity index portfolios. Ms. Blake received a BS from the Carroll School of Management at Boston College and an MBA degree in Finance from Northeastern University. She is a member of the Boston Security Analysts Society.

Mike Feehily
Mr. Feehily, CFA, is a Managing Director of SSgA and the Adviser and Co-Head of Passive Equity Strategies in North America in the Global Structured Products Group. In this capacity, Mr. Feehily has oversight of the North American Passive Equity teams in Boston and Montreal. In addition, Mr. Feehily is a member of the Senior Management Group. Mr. Feehily rejoined SSgA after spending the past four years at State Street Global Markets LLC where he helped to build the Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the US Passive Equity Team within SSgA. He joined State Street in 1992. Mr. Feehily received a Bachelor of Science Degree from Babson College in Finance, Investments, and Economics. He received an MBA in Finance from Bentley College and also earned the Chartered Financial Analyst designation. He is a member of the Boston Security Analysts Society and the CFA Institute. Mr. Feehily is also a former member of the Russell Index Client Advisory Board.

John Tucker
Mr. Tucker, CFA, is a Managing Director of SSgA and the Adviser and Co-Head of Passive Equity Strategies in North America in the Global Structured Products Group. He joined the firm in 1988 and is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds managed in

Boston and Montreal. He is a member of the Senior Management Group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group where he was responsible for the operations staff and operational functions. Mr. Tucker received a BA in Economics from Trinity College and an MS in Finance from Boston College. He is a member of the Boston Security Analysts Society and the CFA Institute.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds is available in the SAI.

Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street Bank”), part of State Street Corporation, is the Administrator for the Funds, the Custodian for each Fund’s assets and serves as Transfer Agent to the Funds.

Lending Agent. State Street Bank is the securities lending agent for the Trust. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned.

Distributor. ALPS Distributors, Inc. (the “Distributor”) is the distributor of each Fund. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares.

ADDITIONAL INDEX INFORMATION

Index License
Standard and Poor’s Financial Services, LLC, an affiliate of The McGraw-Hill Companies, Inc. (“S&P”), NYSE Arca, Inc. (either directly or through affiliates) and Merrill Lynch have entered into a license agreement with respect to each Select Sector SPDR Fund’s Select Sector Index. The Trust has entered into a sublicense agreement whereby the Trust agrees to pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000, and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust, subject to certain breakpoints. The fees to S&P and Merrill Lynch are generally paid quarterly. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

Additional Information Concerning Index Construction and Maintenance
The Index Compilation Agent assigns each constituent stock of the S&P 500 Index to a Select Sector Index. Changes to the S&P 500 Index are made as needed, with no annual or semi-annual reconstitution. The Index Compilation Agent, after consultation with S&P, assigns a company’s stock to a particular Select Sector Index on the basis of such company’s sales and earnings composition and the sensitivity of the company’s stock price and business results to the common factors that affect other companies in each Select Sector Index. S&P has sole control over the removal of stocks from the S&P 500 Index and the selection of replacement stocks to be added to the S&P 500. However, S&P plays only a consulting role in the Select Sector Index assignment of the S&P 500 component stocks, which is the sole responsibility of the Index Compilation Agent.

Additional Information Concerning the Role of S&P and Merrill Lynch
The stocks included in each Index are selected by Merrill Lynch acting as Index Compilation Agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The composition and weighting of the stocks included in each Select Sector Index will likely differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P. S&P acts as “index calculation agent” in connection with the calculation and dissemination of each Select Sector Index.

S&P does not sponsor, endorse, sell or promote the Shares. Additionally, Merrill Lynch does not sponsor or promote the Shares.

Neither S&P nor Merrill Lynch make any representation or warranty, express or implied, to the owners of Shares of the Select Sector SPDR Funds or any member of the public regarding the ability of a Fund to track the performance of the various sectors represented in the stock market. Additionally, S&P does not make any representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly.

S&P’s only relationship to the Index Compilation Agent is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to Merrill Lynch or any Fund. S&P has no obligation to take the needs of the Index Compilation Agent, the Trust or the owners of Shares of the Funds into consideration in determining, composing or calculating the S&P 500.

S&P does not guarantee the accuracy and/or completeness of the S&P 500 Index, any Select Sector SPDR Index (collectively, the “Indexes”) or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Merrill Lynch, the Trust, owners of the product, or any other person or entity from the use of the S&P 500 Index, the Indexes or any data included therein in connection with the rights licensed under the license agreement or for any other use. S&P makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500 Index, the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

The Indexes identified herein are determined, composed and calculated without regard to the Shares of any Fund or the issuer thereof. Merrill Lynch is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable.

Although Merrill Lynch seeks to obtain and provide information to S&P from sources which it considers reliable, Merrill Lynch does not guarantee the accuracy and/or the completeness of any Index or any data included therein. Merrill Lynch makes no warranty, express or implied, as to results to be obtained by the Trust as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the Indexes or any data included therein in connection with the rights licensed as described herein or for any other use. Merrill Lynch makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Merrill Lynch have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ADDITIONAL PURCHASE AND SALE INFORMATION

The Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of a Fund’s Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of the Shares. The trading prices of a Fund’s Shares may deviate significantly from its net asset value during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained for very long. Information showing the number of days the market price of a Fund’s Shares was greater than the Fund’s net asset value and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for various time periods is available by visiting http://www.sectorspdrs.com, the Funds’ website.

The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to the Funds. The IOPV calculations are estimates of the value of the Funds’ net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in large quantities of Shares known as Creation Units available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to a Fund or its shareholders.

OTHER CONSIDERATIONS

Distribution and Service Plan. Each Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its Shares. However, the Board has voted to limit the amount payable under each Fund’s Distribution and Service Plan to 0.054% of such Fund’s average daily net assets at least through January 31, 2012. Because these fees would be paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DISTRIBUTIONS

Dividends and Capital Gains. As a Fund shareholder, you are entitled to your share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

Each Fund typically earns income dividends from stocks, interest from debt securities and securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income dividend distributions, if any, are generally distributed to shareholders quarterly, but may vary significantly from quarter to quarter. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code. In addition, each Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution which represents a return of capital.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the SAI.

ADDITIONAL TAX INFORMATION

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

•	Each Fund makes distributions;

•	You sell Shares listed on the Exchange; and

•	You create or redeem Creation Units.

Taxes on Distributions. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. The dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (a lower percentage for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and subject to certain limitations. Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gain regardless of how long you have owned your Shares. Long-term capital gains for non-corporate shareholders are currently taxed at a maximum of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains for non-corporate shareholders will increase for taxable years beginning after December 31, 2012. For taxable years beginning after December 31, 2012, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), may be subject to a 3.8% Medicare contribution tax on their “Net Investment Income,” which includes certain interest, dividends and capital gains.

Dividends will be qualified dividend income to a non-corporate shareholder if they are attributable to qualified dividend income received by a Fund which, in general, includes dividend income from taxable U.S. corporations, provided that the Fund and shareholder both satisfy certain holding period requirements and have not hedged their positions. A dividend will not be treated as qualified dividend income if the dividend is received with respect to any Share of stock held by the Fund or Shares held by you, for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend.

If you lend your Fund Shares pursuant to securities lending arrangements you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Shareholders are urged to consult their own financial intermediaries or tax advisor.

Distributions paid in January, but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year. The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund’s net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Derivatives and Other Complex Securities. Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund. Consult your personal tax advisor regarding the application of these rules.

Foreign Income Taxes. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

Non-U.S. Investors. If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. Furthermore, for taxable years beginning January 1, 2012, the Funds may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend.” An interest-related dividend that is received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided certain other requirements are met. A short term capital gain dividend that is received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The Funds do not expect to pay significant amounts of interest-related dividends. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

Taxes on Exchange-Listed Share Sales. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares. The ability to deduct capital losses may be limited.

Taxes on Creations and Redemptions of Creation Units. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the Shares (or securities surrendered) have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Backup Withholding. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.

GENERAL INFORMATION

The Trust was organized as a Massachusetts business trust on June 10, 1998. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust’s form of organization.

For purposes of the 1940 Act, Shares of the Trust are issued by the respective Select Sector SPDR Fund and the acquisition of Shares by investment companies is subject to the restrictions of section 12(d)(1) of the 1940 Act. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in a Select Sector SPDR Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

From time to time, the Select Sector SPDR Funds may advertise yield and total return figures. Yield is a historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Select Sector SPDR Fund.

Clifford Chance US LLP serves as counsel to the Trust, including each Select Sector SPDR Fund. PricewaterhouseCoopers LLP serves as the independent registered public accounting firm and will audit each Fund’s financial statements annually.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.sectorspdrs.com.

FINANCIAL HIGHLIGHTS

The financial highlights on the following pages are intended to help you understand each Fund’s financial performance for the past five fiscal years. Certain information reflects the performance results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the Trust’s independent registered public accounting firm, whose report, along with each Fund’s financial highlights and financial statements, is included in the 2010 Annual Report to shareholders of each of the Funds, which is available upon request.

FINANCIAL HIGHLIGHTS — (Continued)

Selected data for a Select Sector SPDR share outstanding throughout each year

	The Consumer Discretionary
	Select Sector SPDR Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$27.48	$28.05	$36.74	$34.95	$32.46

Income (loss) from investment operations:
Net investment income	0.44 (1)	0.45 (1)	0.46 (1)	0.37	0.32 (1)
Net realized and unrealized gain (loss) (2)	6.05	(0.51)	(8.57)	1.80	2.53

Total from investment operations	6.49	(0.06)	(8.11)	2.17	2.85

Net equalization credits and charges (1)	(0.10)	(0.06)	(0.09)	(0.03)	(0.05)

Distributions to shareholders from:
Net investment income	(0.43)	(0.45)	(0.49)	(0.35)	(0.31)

Net asset value, end of period	$33.44	$27.48	$28.05	$36.74	$34.95

Total return (4)	23.39%	(0.04)%	(22.39)%	6.07%	8.70%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$1,720,447	$1,268,295	$995,833	$729,341	$429,980
Ratio of expenses to average net assets	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of expenses to average net assets before waivers	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	1.42%	1.99%	1.44%	0.93%	0.98%
Portfolio turnover rate (5)	8.29%	4.21%	8.56%	5.65%	12.06%

See accompanying notes to financial highlights at the end of this section.

FINANCIAL HIGHLIGHTS — (Continued)

Selected data for a Select Sector SPDR share outstanding throughout each year

	The Consumer Staples
	Select Sector SPDR Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$25.49	$27.42	$27.94	$25.34	$23.28

Income (loss) from investment operations:
Net investment income	0.80 (1)	0.71 (1)	0.59	0.59	0.50 (1)
Net realized and unrealized gain (loss) (2)	2.39	(1.91)	(0.53)	2.60	2.04

Total from investment operations	3.19	(1.20)	0.06	3.19	2.54

Net equalization credits and charges (1)	(0.04)	(0.05)	0.02	(0.01)	0.02

Distributions to shareholders from:
Net investment income	(0.76)	(0.68)	(0.60)	(0.58)	(0.50)

Net asset value, end of period	$27.88	$25.49	$27.42	$27.94	$25.34

Total return (4)	12.50%	(4.37)%	0.28%	12.69%	11.13%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$3,254,544	$1,885,361	$2,916,858	$2,090,505	$1,480,041
Ratio of expenses to average net assets	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of expenses to average net assets before waivers	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	2.95%	3.05%	2.22%	2.18%	2.10%
Portfolio turnover rate (5)	5.07%	14.41%	3.20%	5.76%	7.55%

See accompanying notes to financial highlights at the end of this section.

FINANCIAL HIGHLIGHTS — (Continued)

Selected data for a Select Sector SPDR share outstanding throughout each year

	The Energy
	Select Sector SPDR Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$53.96	$63.87	$74.99	$53.48	$53.65

Income (loss) from investment operations:
Net investment income	1.01 (1)	0.96 (1)	0.93	0.78	0.64
Net realized and unrealized gain (loss) (2)	2.15	(9.85)	(11.07)	21.49	(0.14)

Total from investment operations	3.16	(8.89)	(10.14)	22.27	0.50

Net equalization credits and charges (1)	(0.06)	(0.05)	(0.13)	0.01	0.00 (3)

Distributions to shareholders from:
Net investment income	(1.01)	(0.97)	(0.85)	(0.77)	(0.67)

Net asset value, end of period	$56.05	$53.96	$63.87	$74.99	$53.48

Total return (4)	5.80%	(13.81)%	(13.87)%	41.87%	0.87%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$6,677,088	$5,218,998	$6,617,777	$4,882,544	$4,014,453
Ratio of expenses to average net assets	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of expenses to average net assets before waivers	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	1.80%	1.98%	1.08%	1.19%	1.18%
Portfolio turnover rate (5)	7.68%	24.39%	6.87%	7.00%	18.00%

See accompanying notes to financial highlights at the end of this section.

FINANCIAL HIGHLIGHTS — (Continued)

Selected data for a Select Sector SPDR share outstanding throughout each year

	The Financial
	Select Sector SPDR Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$14.94	$20.09	$34.28	$34.64	$29.50

Income (loss) from investment operations:
Net investment income	0.15 (1)	0.35 (1)	0.86	0.84 (1)	0.77
Net realized and unrealized gain (loss) (2)	(0.58)	(5.12)	(14.48)	(0.53)	5.22

Total from investment operations	(0.43)	(4.77)	(13.62)	0.31	5.99

Net equalization credits and charges (1)	(0.01)	0.00 (3)	0.28	0.22	(0.08)

Distributions to shareholders from:
Net investment income	(0.15)	(0.38)	(0.85)	(0.89)	(0.77)

Net asset value, end of period	$14.35	$14.94	$20.09	$34.28	$34.64

Total return (4)	(2.95)%	(23.21)%	(39.24)%	1.41%	20.16%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$5,378,774	$7,494,113	$11,898,718	$2,831,956	$1,952,484
Ratio of expenses to average net assets	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of expenses to average net assets before waivers	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	1.01%	2.95%	3.20%	2.35%	2.42%
Portfolio turnover rate (5)	15.57%	16.74%	18.24%	14.57%	10.93%

See accompanying notes to financial highlights at the end of this section.

FINANCIAL HIGHLIGHTS — (Continued)

Selected data for a Select Sector SPDR share outstanding throughout each year

	The Health Care
	Select Sector SPDR Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$28.72	$30.43	$35.41	$33.17	$31.37

Income (loss) from investment operations:
Net investment income (1)	0.59	0.58	0.55	0.56	0.44
Net realized and unrealized gain (loss) (2)	1.78	(1.69)	(4.97)	2.27	1.81

Total from investment operations	2.37	(1.11)	(4.42)	2.83	2.25

Net equalization credits and charges (1)	(0.02)	(0.04)	(0.01)	(0.03)	(0.02)

Distributions to shareholders from:
Net investment income	(0.58)	(0.56)	(0.55)	(0.56)	(0.43)

Net asset value, end of period	$30.49	$28.72	$30.43	$35.41	$33.17

Total return (4)	8.21%	(3.58)%	(12.55)%	8.49%	7.17%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$2,697,670	$1,979,592	$2,377,145	$2,075,363	$1,948,747
Ratio of expenses to average net assets	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of expenses to average net assets before waivers	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	1.96%	2.22%	1.68%	1.64%	1.40%
Portfolio turnover rate (5)	4.38%	5.61%	3.69%	10.15%	3.81%

See accompanying notes to financial highlights at the end of this section.

FINANCIAL HIGHLIGHTS — (Continued)

Selected data for a Select Sector SPDR share outstanding throughout each year

	The Industrial
	Select Sector SPDR Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$26.39	$30.66	$40.92	$33.35	$30.14

Income (loss) from investment operations:
Net investment income	0.60 (1)	0.67 (1)	0.69 (1)	0.63 (1)	0.56
Net realized and unrealized gain (loss) (2)	4.93	(4.25)	(10.21)	7.60	3.23

Total from investment operations	5.53	(3.58)	(9.52)	8.23	3.79

Net equalization credits and charges (1)	(0.05)	(0.01)	(0.05)	0.00 (3)	(0.04)

Distributions to shareholders from:
Net investment income	(0.59)	(0.68)	(0.69)	(0.66)	(0.54)

Net asset value, end of period	$31.28	$26.39	$30.66	$40.92	$33.35

Total return (4)	20.94%	(11.25)%	(23.55)%	24.88%	12.51%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$2,919,438	$2,010,293	$1,663,838	$1,989,147	$1,095,912
Ratio of expenses to average net assets	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of expenses to average net assets before waivers	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	2.04%	2.96%	1.85%	1.69%	1.67%
Portfolio turnover rate (5)	8.82%	9.51%	4.27%	7.12%	3.01%

See accompanying notes to financial highlights at the end of this section.

FINANCIAL HIGHLIGHTS — (Continued)

Selected data for a Select Sector SPDR share outstanding throughout each year

	The Materials
	Select Sector SPDR Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$30.96	$33.10	$42.15	$31.67	$27.47

Income (loss) from investment operations:
Net investment income (1)	1.08 (6)	0.64	0.94	0.85	0.80
Net realized and unrealized gain (loss) (2)	1.93	(2.05)	(8.78)	10.46	4.30

Total from investment operations	3.01	(1.41)	(7.84)	11.31	5.10

Net equalization credits and charges (1)	(0.13)	(0.05)	(0.28)	(0.03)	(0.12)

Distributions to shareholders from:
Net investment income	(1.05)	(0.68)	(0.93)	(0.80)	(0.78)

Net asset value, end of period	$32.79	$30.96	$33.10	$42.15	$31.67

Total return (4)	9.39%	(3.85)%	(19.58)%	35.97%	18.13%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$2,095,986	$1,725,054	$1,395,939	$1,724,848	$703,475
Ratio of expenses to average net assets	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of expenses to average net assets before waivers	0.21%	0.22%	0.22%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	3.35%	2.54%	2.27%	2.26%	2.57%
Portfolio turnover rate (5)	13.98%	35.67%	12.03%	8.94%	6.24%

See accompanying notes to financial highlights at the end of this section.

FINANCIAL HIGHLIGHTS — (Continued)

Selected data for a Select Sector SPDR share outstanding throughout each year

	The Technology
	Select Sector SPDR Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$20.84	$19.83	$27.00	$21.99	$20.89

Income (loss) from investment operations:
Net investment income	0.32 (1)	0.30 (1)	0.27 (1)	0.20	0.19 (1)
Net realized and unrealized gain (loss) (2)	2.18	1.01	(7.16)	5.02	1.10

Total from investment operations	2.50	1.31	(6.89)	5.22	1.29

Net equalization credits and charges (1)	(0.01)	0.02	(0.01)	0.00 (3)	0.00 (3)

Distributions to shareholders from:
Net investment income	(0.31)	(0.32)	(0.27)	(0.21)	(0.19)

Net asset value, end of period	$23.02	$20.84	$19.83	$27.00	$21.99

Total return (4)	11.97%	7.01%	(25.68)%	23.79%	6.20%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$4,362,802	$3,854,165	$2,436,742	$2,726,921	$1,817,902
Ratio of expenses to average net assets	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of expenses to average net assets before waivers	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	1.43%	1.75%	1.12%	0.85%	0.91%
Portfolio turnover rate (5)	4.77%	7.38%	9.31%	12.83%	11.30%

See accompanying notes to financial highlights at the end of this section.

FINANCIAL HIGHLIGHTS — (Continued)

Selected data for a Select Sector SPDR share outstanding throughout each year

	The Utilities
	Select Sector SPDR Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$29.31	$33.11	$39.90	$33.97	$33.58

Income (loss) from investment operations:
Net investment income (1)	1.28	1.25	1.19	1.10	1.08
Net realized and unrealized gain (loss) (2)	2.05	(3.80)	(6.63)	6.06	0.39

Total from investment operations	3.33	(2.55)	(5.44)	7.16	1.47

Net equalization credits and charges (1)	0.01	0.01	(0.15)	(0.13)	(0.01)

Distributions to shareholders from:
Net investment income	(1.27)	(1.26)	(1.20)	(1.10)	(1.07)

Net asset value, end of period	$31.38	$29.31	$33.11	$39.90	$33.97

Total return (4)	11.64%	(7.43)%	(14.39)%	20.83%	4.49%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$4,116,774	$2,462,725	$2,218,518	$2,734,750	$2,993,688
Ratio of expenses to average net assets	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of expenses to average net assets before waivers	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	4.25%	4.49%	2.97%	2.85%	3.34%
Portfolio turnover rate (5)	10.84%	9.63%	3.83%	9.80%	2.13%

See accompanying notes to financial highlights at the end of this section.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL HIGHLIGHTS

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)	Less than $0.005 per share.

(4)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Broker commission charges are not included in the calculation.

(5)	Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

(6)	Net investment income per share and the ratio of net investment income to average net assets reflect a special one time dividend from a portfolio holding (Weyerhauser Co.). The resulting increase to net investment income amounted to $0.52 per share and 1.61% of average net assets.

WHERE TO LEARN MORE ABOUT THE FUNDS

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Funds’ Shares. A SAI and the annual and semi-annual reports to shareholders, each of which have been or will be filed with the SEC, provide more information about the Funds. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the Fund’s last fiscal year. The SAI and the financial statements included in the Trust’s annual report to shareholders are incorporated herein by reference (i.e., they are legally part of this Prospectus). These materials may be obtained without charge, upon request, by writing to the Distributor, ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203, by visiting the Funds’ website at http://www.sectorspdrs.com or by calling the following number:

Investor Information: 1-800-843-2639

The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed and copied at the SEC’s Public Reference Room (100 F Street NE, Washington D.C. 20549) or on the EDGAR Database on the SEC’s website (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Shareholder inquiries may be directed to the Funds in writing to ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer of each Fund’s Shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the Trust or the Funds. Neither the delivery of this Prospectus nor any sale of Shares shall under any circumstance imply that the information contained herein is correct as of any date after the date of this Prospectus.

Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust’s Investment Company Act Number is 811-08837.